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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter ended March 31, 2010
                                               ----------------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 ------------------------------------
   Address:      400 Centre Street
                 ------------------------------------
                 Newton, MA 02458
                 ------------------------------------

Form 13F File Number: 28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

        /s/Adam D. Portnoy                 Newton, MA         May 10, 2010
   -------------------------------    ---------------------   -------------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 73
                                        --------------------

Form 13F Information Table Value Total: $43,412
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None.

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                           FORM 13F INFORMATION TABLE

                                                                            AMOUNT AND
                                                                         TYPE OF SECURITY
                                                                     -----------------------                       VOTING AUTHORITY
                                                            VALUE    SHRS OR                 INVESTMENT  OTHER   -------------------
NAME OF ISSUER                  TITLE OF CLASS    CUSIP   (x $1,000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALEXANDRIA REAL ESTATE EQUIT         Com        015271109        845  12,500   SH               SOLE              12,500    -
AMERICAN CAMPUS COMMUNITIES          Com        024835100        194   7,000   SH               SOLE               7,000    -
ANWORTH MORTGAGE ASSET CORP          Com        037347101         49   7,300   SH               SOLE               7,300    -
APARTMENT INVT  MGMT CO A            CL A       03748R101        529  28,745   SH               SOLE              28,745    -
ASSOCIATED ESTATES REALTY CP         Com        045604105      1,103  80,000   SH               SOLE              80,000    -
AVALONBAY COMMUNITIES INC            Com        053484101      1,345  15,575   SH               SOLE              15,575    -
BLACKROCK CREDIT ALL INC TR          Com        092508100        236  19,336   SH               SOLE              19,336    -
BRANDYWINE REALTY TRUST         SH BEN INT NEW  105368203      1,598 130,900   SH               SOLE             130,900    -
BRE PROPERTIES INC                   CL A       05564E106        572  16,000   SH               SOLE              16,000    -
BROOKFIELD PROPERTIES CORP           Com        112900105        154  10,000   SH               SOLE              10,000    -
CAMDEN PROPERTY TRUST             SH BEN INT    133131102        167   4,000   SH               SOLE               4,000    -
CBL  ASSOCIATES PROPERTIES           Com        124830100        251  18,314   SH               SOLE              18,314    -
CEDAR SHOPPING CENTERS INC         Com New      150602209        305  38,508   SH               SOLE              38,508    -
COGDELL SPENCER INC                  Com        19238U107        234  31,655   SH               SOLE              31,655    -
COHEN + STEERS INFRASTRUCTURE        Com        19248A109        267  17,911   SH               SOLE              17,911    -
COHEN + STEERS QUALITY INCOME        Com        19247L106        430  60,297   SH               SOLE              60,297    -
COLONIAL PROPERTIES TRUST       COM SH BEN INT  195872106        448  34,800   SH               SOLE              34,800    -
CORPORATE OFFICE PROPERTIES       SH BEN INT    22002T108        626  15,600   SH               SOLE              15,600    -
COUSINS PROPERTIES INC               Com        222795106        282  33,878   SH               SOLE              33,878    -
DCT INDUSTRIAL TRUST INC             Com        233153105        392  75,000   SH               SOLE              75,000    -
DIAMONDROCK HOSPITALITY CO           Com        252784301        208  20,603   SH               SOLE              20,603    -
DR HORTON INC                        Com        23331A109        403  32,000   SH               SOLE              32,000    -
DUKE REALTY CORP                   Com New      264411505        386  31,100   SH               SOLE              31,100    -
DWS RREEF REAL ESTATE FD II          Com        23338X102        123  94,150   SH               SOLE              94,150    -
EASTGROUP PROPERTIES INC             Com        277276101        268   7,100   SH               SOLE               7,100    -
EATON VANCE ENHANCED EQUITY          COM        278277108        328  24,100   SH               SOLE              24,100    -
ENTERTAINMENT PROPERTIES TR     COM SH BEN INT  29380T105      1,337  32,500   SH               SOLE              32,500    -
EQUITY ONE INC                       Com        294752100         59   3,100   SH               SOLE               3,100    -
EQUITY RESIDENTIAL                Sh Ben Int    29476L107      1,918  49,000   SH               SOLE              49,000    -
ESSEX PROPERTY TRUST INC             Com        297178105        540   6,000   SH               SOLE               6,000    -
FELCOR LODGING TRUST INC       PFD CONV A $1.95 31430F200      1,321  73,000   SH               SOLE              73,000    -
FRANKLIN STREET PROPERTIES C         Com        35471R106        188  13,000   SH               SOLE              13,000    -
GETTY REALTY CORP                    Com        374297109        267  11,400   SH               SOLE              11,400    -
GLADSTONE COMMERCIAL CORP            Com        376536108        145  10,000   SH               SOLE              10,000    -
GLIMCHER REALTY TRUST             Sh Ben Int    379302102        406  80,000   SH               SOLE              80,000    -
HCP INC                              Com        40414L109      1,306  39,580   SH               SOLE              39,580    -
HEALTHCARE REALTY TRUST INC          Com        421946104        303  13,000   SH               SOLE              13,000    -
HERSHA HOSPITALITY TRUST         SH BEN INT A   427825104      1,143 220,583   SH               SOLE             220,583    -
HIGHWOODS PROPERTIES INC             Com        431284108      1,203  37,900   SH               SOLE              37,900    -
HOME PROPERTIES INC                  Com        437306103         23     500   SH               SOLE                 500    -
KIMCO REALTY CORP                    Com        49446R109        469  30,000   SH               SOLE              30,000    -
LEXINGTON REALTY TRUST               Com        529043101        668 102,558   SH               SOLE             102,558    -
LIBERTY PROPERTY TRUST            SH BEN INT    531172104      1,229  36,200   SH               SOLE              36,200    -
MACERICH CO/THE                      Com        554382101        650  16,966   SH               SOLE              16,966    -
MACK CALI REALTY CORP                Com        554489104      1,047  29,700   SH               SOLE              29,700    -
MAGUIRE PROPERTIES INC               Com        559775101         74  24,000   SH               SOLE              24,000    -
MEDICAL PROPERTIES TRUST INC         Com        58463J304      1,649 157,320   SH               SOLE             157,320    -
MFA FINANCIAL INC                    Com        55272X102        294  39,950   SH               SOLE              39,950    -
MID AMERICA APARTMENT COMM           Com        59522J103      1,041  20,100   SH               SOLE              20,100    -
NATIONAL RETAIL PROPERTIES           Com        637417106      2,212  96,900   SH               SOLE              96,900    -
NATIONWIDE HEALTH PPTYS INC          Com        638620104      1,675  47,654   SH               SOLE              47,654    -
NUVEEN FLOATING RATE INCOME FD       Com        67072T108        241  20,185   SH               SOLE              20,185    -
NUVEEN REAL ESTATE INCOME FD         Com        67071B108         34   3,700   SH               SOLE               3,700    -
OMEGA HEALTHCARE INVESTORS           COM        681936100         43   2,200   SH               SOLE               2,200    -
PARKWAY PROPERTIES INC               Com        70159Q104        234  12,500   SH               SOLE              12,500    -
PEBBLEBROOK HOTEL TRUST              Com        70509V100        210  10,000   SH               SOLE              10,000    -
PROLOGIS                          SH BEN INT    743410102        264  20,000   SH               SOLE              20,000    -
PROSHARES TR                   PSHS REAL ESTATE 74347R552        772 127,850   SH               SOLE             127,850    -
PUBLIC STORAGE                       Com        74460D109        285   3,100   SH               SOLE               3,100    -
RAMCO GERSHENSON PROPERTIES     Com Sh Ben Int  751452202        236  21,000   SH               SOLE              21,000    -
REALTY INCOME CORP                   Com        756109104        132   4,300   SH               SOLE               4,300    -
REGENCY CENTERS CORP                 Com        758849103        513  13,700   SH               SOLE              13,700    -
SIMON PROPERTY GROUP INC             Com        828806109      1,861  22,179   SH               SOLE              22,179    -
SL GREEN REALTY CORP                 Com        78440X101        968  16,900   SH               SOLE              16,900    -
STANDARD PACIFIC CORP                Com        85375C101         36   8,119   SH               SOLE               8,119    -
SUN COMMUNITIES INC                  Com        866674104        582  23,100   SH               SOLE              23,100    -
SUPERTEL HOSPITALITY INC             Com        868526104        148  84,642   SH               SOLE              84,642    -
TANGER FACTORY OUTLET CENTER         Com        875465106        233   5,400   SH               SOLE               5,400    -
TOLL BROTHERS INC                    Com        889478103        208  10,000   SH               SOLE              10,000    -
UDR INC                              Com        902653104         53   3,000   SH               SOLE               3,000    -
VORNADO REALTY TRUST              SH BEN INT    929042109      2,145  28,335   SH               SOLE              28,335    -
WASHINGTON REAL ESTATE INV        SH BEN INT    939653101        550  18,000   SH               SOLE              18,000    -
WEINGARTEN REALTY INVESTORS       SH BEN INT    948741103        754  35,000   SH               SOLE              35,000    -